JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

July 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  James O’Connor

Re:

JPMorgan Trust I (“Trust”) on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds listed in Appendix A do not differ from those contained in Post-Effective Amendment No. 87 (Amendment No. 88 under the 1940 Act) filed electronically on June 29, 2009, to the Trust’s Registration Statements on Form N-1A.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

APPENDIX A

J.P. Morgan Tax Free Bond Funds

JPMorgan California Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund

J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund
JPMorgan Enhanced Income Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund

J.P. Morgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund